Personnel expenses (Details) - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Salaries	SFr 3,342,552	SFr 3,106,105
IFRS 2 - Share-based payment on virtual options	38,556,750	15,407,873
IFRS 2 - Share-based payment on employee stock options	14,106,551	2,920,321
Social expenses	744,285	458,029
Other personnel expenses	77,482	156,885
Total expenses for employee benefits	SFr 56,827,620	SFr 22,049,213